Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38863
Entity Registrant Name	JUMIA TECHNOLOGIES AG
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	Skalitzer Strasse 104
Entity Address, Postal Zip Code	10997
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Entity Common Stock, Shares Outstanding	202,277,366
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001756708
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Skalitzer Strasse 104
Entity Address, Postal Zip Code	10997
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Contact Personnel Name	Francis Dufay
City Area Code	30
Local Phone Number	398 20 34 54
ADR
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	JMIA
Security Exchange Name	NYSE
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
No Trading Symbol Flag	true